Business segment information - Adjustment items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada
Business segment information
Percentage of interest sold	45.00%
Number of blocks sold | item	2
OML118 production sharing contract
Business segment information
Percentage of interest sold	12.50%
Adjustments
Business segment information
Net operating income	$ (2,556)	$ (2,583)	$ (2,066)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(617)	(386)	(694)
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(665)	(948)	12
Adjustments - Restructuring charges
Business segment information
Net operating income	(61)	(27)	(56)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(1,162)	(1,978)	(2,297)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	487	1,372	2,047
Adjustments - Other items
Business segment information
Net operating income	$ (538)	(616)	(1,078)
Adjustments - Other items - impacts of contribution on inframarginal annuity in France and deferred tax adjustments related to rates changes
Business segment information
Net operating income		(600)
Adjustments - Other items - revaluation of previously held interest in Total Eren
Business segment information
Net operating income			400
Adjustments - Other items - impacts of European solidarity contribution, contribution on inframarginal annuity in France and devaluation of Argentine peso
Business segment information
Net operating income			(1,500)
Exploration & Production | Oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada
Business segment information
Percentage of interest sold	45.00%
Number of blocks sold | item	2
Exploration & Production | OML118 production sharing contract
Business segment information
Percentage of interest sold	12.50%
Exploration & Production | Adjustments
Business segment information
Net operating income	$ (35)	(1,069)	(1,036)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Net operating income	(49)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(200)	(982)	(926)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	563	54	431
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income	(349)	(141)	(541)
Integrated LNG | Adjustments
Business segment information
Net operating income	(377)	(196)	(798)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(246)	(84)	(547)
Integrated LNG | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(50)	(10)	(124)
Integrated LNG | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(59)
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income	(22)	(102)	(127)
Integrated Power | Adjustments
Business segment information
Net operating income	(1,124)	(2,070)	(173)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(419)	(864)	559
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income		(11)	(5)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(662)	(965)	(773)
Integrated Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(12)	29
Integrated Power | Adjustments - Other items
Business segment information
Net operating income	(31)	(259)	46
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(770)	(343)	(1,275)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(528)	(276)	(586)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net operating income	(12)	(6)	(51)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(200)	(4)	(359)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income		(11)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income	(30)	(46)	(279)
Marketing & Services | Adjustments
Business segment information
Net operating income	(157)	1,154	1,300
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(89)	(110)	(108)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Net operating income		(10)
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(50)	(17)	(115)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(5)	1,300	1,616
Marketing & Services | Adjustments - Other items
Business segment information
Net operating income	(13)	(9)	(93)
Corporate | Adjustments
Business segment information
Net operating income	(93)	(59)	(84)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (93)	$ (59)	$ (84)